LOSS PER SHARE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LOSS PER SHARE

10 LOSS PER SHARE

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(31,146,283)	(5,212,879)	(4,871,387)
Effect of dilutive potential ordinary shares:
Fair value change of Preferred Shares	-	(4,117,648)	(4,101,000)
Loss for the year for the purpose of diluted loss per share	(31,146,283)	(9,330,527)	(8,972,387)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share (post-Share Consolidation)	25,878,847	15,664,305	9,514,886
Effect of dilutive potential ordinary shares:
Preferred Shares	-	1,861,766	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share (post-Share Consolidation)	25,878,847	17,526,071	11,974,886

Due to the losses during the years ended March 31, 2024, 2025 and 2026, certain anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded instruments, which are determined as anti-dilutive, include:

●	Taken into account the effect of Share Consolidation (as defined in note 21) on April 28, 2026, 518,503 share option awards, 12,263 performance share units, 24,675 vested and unvested restricted share units and 21,948 incentive shares at March 31, 2026 (2025: 780,058 share option awards; 2024: 1,585,880 (pre-capitalization 1,943) share option awards), see note 24;

~~●~~	Preferred Shares of 3,000 shares, with recapitalized amount of 2,460,000, at March 31, 2024 (2025 and 2026: N/A); and

●	Convertible loan notes with aggregate face values of $3,350,000 March 31, 2024 (2025 and 2026: N/A).